Summary of Warrant Activity Related to Investor Warrant (Parenthetical) (Detail) (Investor warrants, November 14, 2012, USD $)	12 Months Ended
Dec. 31, 2012
Investor warrants | November 14, 2012
Class of Warrant or Right [Line Items]
Warrants exercised, net fair market value per share	$ 18.84
Shares Withheld	854,512 [1]

[1]	The warrant was net exercised at a fair market value of $18.84 per share, resulting in the Company withholding 854,512 shares to settle the exercise price owed by exercising stockholders